Income Taxes (Details) - Schedule of Provision of Income Taxes - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Schedule of Provision of Income Taxes [Abstract]
Current Federal and State	$ 586,000	$ (206,000)
Deferred Federal and State	(194,000)	(1,471,000)
Total (benefit) provision for income taxes	$ 392,000	$ (1,677,000)